Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer	Chief Financial Officer
Reportable segment	1	1
Description of segment	The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the accompanying unaudited condensed consolidated statements of operations as net income.	The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the accompanying statements of operations as net income.